Federated Hermes Quality Bond Fund II
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.4%
	Basic Industry - Chemicals—0.4%
$ 475,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 476,644
	Basic Industry - Metals & Mining—0.8%
335,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	319,765
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	183,050
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	202,480
340,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	351,949
	TOTAL	1,057,244
	Basic Industry - Paper—0.3%
380,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	387,467
	Capital Goods - Aerospace & Defense—1.9%
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	191,856
470,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	447,186
190,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	207,054
385,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	379,067
565,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	503,013
755,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	752,005
	TOTAL	2,480,181
	Capital Goods - Building Materials—0.9%
395,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	380,629
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	153,155
140,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	147,767
293,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	260,663
293,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	288,942
	TOTAL	1,231,156
	Capital Goods - Construction Machinery—1.1%
490,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	484,506
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	202,050
200,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	195,548
560,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	554,533
	TOTAL	1,436,637
	Capital Goods - Diversified Manufacturing—1.7%
300,000	Eaton Corp., Sr. Unsecd. Note, 4.500%, 3/6/2033	295,974
565,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	512,599
525,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	476,313
190,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	194,557
85,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	86,823
100,000	Vertiv Holdings Co., Sr. Unsecd. Note, 4.850%, 3/15/2036	97,279
490,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	470,065
125,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	128,623
	TOTAL	2,262,233
	Capital Goods - Environmental—0.2%
240,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	245,181
	Communications - Cable & Satellite—0.4%
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	88,065

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 145,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	$ 150,618
290,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	292,795
	TOTAL	531,478
	Communications - Media & Entertainment—2.1%
335,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	338,408
230,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	228,188
215,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	213,493
245,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	233,924
250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	245,360
965,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	979,081
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	290,074
295,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	253,025
	TOTAL	2,781,553
	Communications - Telecom Wireless—2.5%
290,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	291,209
505,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	496,431
225,000	American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	227,111
240,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	241,320
240,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	236,734
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.750%, 1/13/2033	197,836
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	196,521
850,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	828,021
475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	478,450
	TOTAL	3,193,633
	Communications - Telecom Wirelines—2.7%
827,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	700,182
250,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	243,980
245,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	248,271
200,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	199,324
190,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	191,985
190,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	189,241
240,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	264,831
755,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	662,163
385,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	349,619
165,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	157,192
245,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	240,018
	TOTAL	3,446,806
	Consumer Cyclical - Automotive—3.8%
225,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	223,048
285,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	287,866
565,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 9/25/2029	572,469
240,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	223,452
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	196,369
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	201,927
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	284,739
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	210,194
475,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	455,678
240,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	244,451
200,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	207,075

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 210,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	$ 206,582
300,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.800%, 1/10/2033	291,813
640,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	648,905
680,000		Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	662,001
		TOTAL	4,916,569
		Consumer Cyclical - Leisure—0.2%
200,000		Airbnb, Inc., Sr. Unsecd. Note, 4.650%, 3/16/2031	199,633
75,000		Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	75,106
		TOTAL	274,739
		Consumer Cyclical - Retailers—2.9%
995,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	914,375
445,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	420,302
250,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	248,495
230,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	226,604
240,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	243,791
260,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	252,303
475,000		Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	482,408
305,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	266,168
115,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	113,743
545,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	480,660
90,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	91,421
		TOTAL	3,740,270
		Consumer Cyclical - Services—1.6%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	180,860
475,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	469,631
160,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	158,115
250,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	248,187
705,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	701,813
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	49,547
235,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	233,139
		TOTAL	2,041,292
		Consumer Non-Cyclical - Food/Beverage—4.5%
425,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	430,470
260,000		Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	252,163
955,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	896,189
705,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	708,169
360,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	358,029
265,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	253,321
730,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	715,322
835,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	829,569
490,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	494,843
295,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	259,039
500,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	457,255
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,725
150,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	153,945
		TOTAL	5,868,039
		Consumer Non-Cyclical - Health Care—2.5%
490,000		180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	481,574
100,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	100,063
240,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	238,092

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 500,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	$ 498,332
200,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 5.450%, 9/15/2035	200,850
485,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	498,589
225,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	211,956
285,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	300,756
85,000		HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	83,934
475,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	484,671
113,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	115,612
		TOTAL	3,214,429
		Consumer Non-Cyclical - Pharmaceuticals—3.0%
250,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	241,057
485,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2036	476,029
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	59,961
940,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	965,451
225,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	205,666
395,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	403,435
147,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	135,310
400,000		Pfizer, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2032	396,856
635,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	563,015
425,000		Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	406,876
		TOTAL	3,853,656
		Consumer Non-Cyclical - Products—0.1%
195,000		Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	198,553
		Consumer Non-Cyclical - Supermarkets—0.5%
575,000		Kroger Co., Bond, 6.900%, 4/15/2038	653,593
		Consumer Non-Cyclical - Tobacco—1.7%
285,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	298,336
285,000		BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	327,410
300,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.250%, 10/29/2032	290,726
290,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	291,429
485,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	494,995
135,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	140,356
345,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	363,726
		TOTAL	2,206,978
		Energy - Independent—1.8%
210,000		Coterra Energy Operating Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	202,567
190,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	194,026
285,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	289,430
150,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	160,119
660,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	660,518
190,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	195,145
550,000		Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	580,637
		TOTAL	2,282,442
		Energy - Integrated—1.0%
485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	490,821
285,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	253,932
85,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	84,607
415,000		CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	460,107
		TOTAL	1,289,467

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—4.4%
$ 250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	$ 233,338
300,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	299,318
290,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	296,577
285,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	275,592
100,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	101,861
375,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	374,142
390,000	MPLX LP, Sr. Unsecd. Note, 5.000%, 1/15/2033	387,280
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	545,675
330,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	328,250
335,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	348,643
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	126,473
475,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	459,801
135,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	127,876
380,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	402,053
260,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	270,926
565,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	560,985
300,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2036	295,647
265,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	264,873
	TOTAL	5,699,310
	Energy - Refining—0.4%
320,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	350,450
205,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	232,111
	TOTAL	582,561
	Financial Institution - Banking—22.8%
400,000	American Express Co., Sr. Unsecd. Note, 4.804%, 10/24/2036	386,911
155,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	157,659
60,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	61,427
285,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	282,633
1,850,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,709,576
580,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	575,718
500,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	510,561
475,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	468,732
475,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	473,143
450,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2031	441,963
160,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	157,618
475,000	Citigroup, Inc., 4.125%, 7/25/2028	471,091
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,214,922
475,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	471,584
270,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	267,748
220,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	224,718
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	83,036
142,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	146,259
250,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	268,063
285,000	Comerica, Inc., 3.800%, 7/22/2026	284,450
150,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	154,806
425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	410,216
132,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	132,565
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.141%, 1/29/2037	194,910
250,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	245,850
250,000	FNB Corp. (PA), 5.722%, 12/11/2030	251,628

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 715,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	$ 627,713
240,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	236,165
475,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	472,382
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	392,290
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.065%, 1/21/2037	293,413
385,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	391,514
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	254,315
230,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	213,053
300,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	295,713
210,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	217,882
940,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	835,933
940,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	849,776
475,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	475,655
240,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	243,053
155,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	157,429
390,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	402,041
125,000	KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	122,478
375,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	397,770
385,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	384,896
240,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	237,333
300,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	297,652
250,000	Morgan Stanley, Sr. Unsecd. Note, 4.493%, 1/16/2032	245,869
400,000	Morgan Stanley, Sr. Unsecd. Note, 4.708%, 3/12/2032	397,393
225,000	Morgan Stanley, Sr. Unsecd. Note, 4.892%, 10/22/2036	217,596
475,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	476,653
185,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	188,118
110,000	Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	112,187
195,000	Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	199,801
475,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	416,017
155,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	143,960
475,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	469,387
475,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	475,148
195,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	195,938
190,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	194,728
175,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	180,081
335,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	335,595
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	63,772
1,130,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,143,048
155,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	158,073
330,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	326,555
475,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	455,401
315,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	318,517
380,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	379,181
190,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	202,013
285,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	291,916
240,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	250,595
1,180,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,159,573
300,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.892%, 9/15/2036	291,996
300,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.960%, 1/23/2037	292,354
225,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	228,443

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 240,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	$ 245,540
707,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	690,191
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	925,224
	TOTAL	29,517,106
	Financial Institution - Broker/Asset Mgr/Exchange—1.1%
475,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	413,633
190,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	185,335
235,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	233,335
560,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	545,563
	TOTAL	1,377,866
	Financial Institution - Finance Companies—2.8%
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Sub. Secd. Note, 4.750%, 1/15/2033	194,464
195,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	187,753
475,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	431,570
525,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	525,787
665,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	658,302
525,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	517,343
130,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	132,758
195,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	194,632
175,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	182,328
240,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	239,487
400,000	Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	395,152
	TOTAL	3,659,576
	Financial Institution - Insurance - Health—1.1%
610,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	568,452
300,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.600%, 9/15/2032	295,552
190,000	The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	189,880
390,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	395,952
	TOTAL	1,449,836
	Financial Institution - Insurance - Life—1.7%
340,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	334,633
485,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	492,833
340,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	350,553
120,000	Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	118,712
755,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	710,796
165,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	211,736
	TOTAL	2,219,263
	Financial Institution - Insurance - P&C—0.8%
285,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	290,986
240,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	236,718
95,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	93,059
285,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	365,357
	TOTAL	986,120
	Financial Institution - REIT - Apartment—1.3%
300,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	296,875
375,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	371,520
110,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	102,760
200,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 4.650%, 1/15/2033	196,529
305,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	266,182

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$ 475,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	$ 402,160
		TOTAL	1,636,026
		Financial Institution - REIT - Healthcare—1.4%
420,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	364,838
670,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	669,509
195,000		Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	195,797
355,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	326,595
235,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	223,641
		TOTAL	1,780,380
		Financial Institution - REIT - Office—0.5%
240,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	240,836
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	73,824
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	100,886
245,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	267,580
		TOTAL	683,126
		Financial Institution - REIT - Other—1.1%
75,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	74,130
365,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	368,968
305,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	305,232
260,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	232,761
195,000		WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	193,820
240,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	240,411
		TOTAL	1,415,322
		Financial Institution - REIT - Retail—1.3%
685,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	655,752
240,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	223,206
115,000	[1]	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	112,270
380,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	369,005
285,000		Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	288,198
		TOTAL	1,648,431
		Sovereign—0.4%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	525,805
		Technology—9.2%
285,000		Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	283,165
300,000		Alphabet, Inc., Sr. Unsecd. Note, 4.400%, 2/15/2033	296,350
180,000		Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	177,907
120,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	107,452
160,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	160,282
200,000		Broadcom, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2036	197,326
375,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	384,783
240,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	237,693
130,000		Broadcom, Inc., Sr. Unsecd. Note, Series WI, 3.419%, 4/15/2033	118,924
51,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	51,229
180,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	178,662
220,000	[1]	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	214,046
240,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	218,638
475,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	469,662
215,000		Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	218,157
285,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	279,894
88,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	80,481

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 283,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	$ 248,360
300,000	Global Payments, Inc., Sr. Unsecd. Note, 5.200%, 11/15/2032	291,384
150,000	Global Payments, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2033	146,481
65,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	62,668
400,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	392,830
190,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	188,764
190,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	183,980
375,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	378,481
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	95,226
230,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	227,706
295,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	293,316
190,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	192,788
90,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	90,803
540,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	514,587
230,000	Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	221,242
220,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	226,919
250,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	232,207
405,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	361,691
825,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2032	815,575
290,000	Roper Technologies, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2035	282,094
760,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	693,429
200,000	Salesforce, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2028	200,120
200,000	Salesforce, Inc., Sr. Unsecd. Note, 4.650%, 3/15/2029	200,446
380,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	397,733
520,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	465,920
565,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	562,088
100,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.450%, 3/15/2031	98,389
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.125%, 3/15/2036	195,530
	TOTAL	11,935,408
	Transportation - Railroads—0.7%
475,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	422,227
475,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	467,167
	TOTAL	889,394
	Transportation - Services—1.6%
380,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	386,200
195,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	202,307
295,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	262,852
95,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.550%, 1/15/2031	94,046
525,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	532,796
285,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	289,565
350,000	Ryder System, Inc., Sr. Unsecd. Note, 4.300%, 12/1/2030	344,307
	TOTAL	2,112,073
	Utility - Electric—5.6%
240,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	237,692
400,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	366,429
380,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	350,261
380,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	360,753
200,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	204,814
380,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	393,788
600,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	587,801

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 240,000		Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	$ 242,922
475,000		Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	467,858
475,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	485,292
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	250,960
565,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	574,320
475,000		NiSource, Inc., Sr. Unsecd. Note, 3.490%, 5/15/2027	470,115
45,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	45,726
235,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	224,032
240,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	232,284
700,000		Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	677,340
283,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	281,322
755,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	664,620
150,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	141,693
		TOTAL	7,260,022
		Utility - Natural Gas—0.4%
475,000		Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	468,444
		Utility - Natural Gas Distributor—0.2%
240,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	241,488
		TOTAL CORPORATE BONDS (IDENTIFIED COST $127,867,074)	126,157,797
		REPURCHASE AGREEMENT—1.6%
2,060,000		Interest in $903,000,000 joint repurchase agreement 3.67%, dated 3/31/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,092,056 on 4/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $921,153,897. (IDENTIFIED COST $2,060,000)	2,060,000
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
148		Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	155
		Government National Mortgage Association—0.0%
250		Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	260
397		Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	410
526		Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	547
873		Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	907
856		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	883
197		Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	204
726		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	750
2,835		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,944
2,314		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,404
5,191		Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	5,393
		TOTAL	14,702
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,313)	14,857
		INVESTMENT COMPANY—0.9%
1,123,023		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $1,123,023)	1,123,023
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $131,064,410)	129,355,677
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	144,170
		NET ASSETS—100%	$129,499,847

At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	7	$777,328	June 2026	$(9,227)
United States Treasury Notes 10-Year Ultra Long Futures	9	$1,021,641	June 2026	$(15,349)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(24,576)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2025	$850,558
Purchases at Cost	$7,463,010
Proceeds from Sales	$(7,190,545)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$1,123,023
Shares Held as of 3/31/2026	1,123,023
Dividend Income	$12,550

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,098,696	$1,123,023

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$126,157,797	$—	$126,157,797
Mortgage-Backed Securities	—	14,857	—	14,857
Investment Company	1,123,023	—	—	1,123,023
Repurchase Agreement	—	2,060,000	—	2,060,000
TOTAL SECURITIES	$1,123,023	$128,232,654	$—	$129,355,677
Other Financial Instruments:[1]
Liabilities	$(24,576)	$—	$—	$(24,576)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust